T. ROWE PRICE New Asia Fund
January 31, 2022 (Unaudited)

Portfolio of Investments
‡
Shares $ Value
( Cost and value in $000s)
‡
CAYMAN ISLANDS 0.3%
Common Stocks 0.3%
ANT International, Class C, Acquisition Date: 6/7/18,
Cost $10,313 (USD) (1)(2)(3) 2,705,860 9,909
Total Cayman Islands (Cost
$10,313
)
9,909
CHINA 42.2%
Common Stocks 31.9%
AAC Technologies Holdings (HKD)  2,874,500 8,728
Alibaba Group Holding (HKD) (2) 6,829,040 107,035
Beijing Capital International Airport, Class H (HKD) (2) 31,726,000 21,181
China Mengniu Dairy (HKD)  4,367,000 25,812
China Resources Gas Group (HKD)  15,886,000 79,577
China Resources Land (HKD)  8,624,000 41,685
China Resources Mixc Lifestyle Services (HKD)  8,437,800 49,595
Great Wall Motor, Class H (HKD)  7,128,500 19,340
Huazhu Group, ADR (USD) (2) 1,573,400 62,181
I-Mab, ADR (USD) (2) 751,294 18,970
JD Health International (HKD) (2) 3,761,700 30,384
JD.com (HKD)  191,188 6,513
Jinke Smart Services Group, Class H (HKD)  3,432,100 18,581
JOYY, ADR (USD)  323,300 16,346
Kanzhun, ADR (USD) (2) 1,945,399 58,926
KE Holdings, ADR (USD) (2) 2,077,600 45,271
Keymed Biosciences (HKD) (2) 1,019,000 3,389
Meituan, Class B (HKD) (2) 3,829,500 114,251
New Horizon Health (HKD) (2) 3,376,500 9,936
Pinduoduo, ADR (USD) (2) 307,985 18,430
Ping An Insurance Group, H Shares (HKD)  2,614,500 20,748
Shandong Weigao Group Medical Polymer, H Shares (HKD)  33,914,400 41,796
Silergy (TWD)  420,000 56,769
Sino Biopharmaceutical (HKD)  45,287,500 31,233
Sunny Optical Technology Group (HKD)  820,400 21,181
Tencent Holdings (HKD)  4,014,960 251,587
Wuxi Biologics Cayman (HKD) (2) 2,035,000 20,396
1,199,841
Common Stocks - China A Shares 10.3%
Glodon, A Shares (CNH)  4,879,545 47,578
Gree Electric Appliances of Zhuhai, A Shares (CNH)  4,602,064 27,644
Hangzhou Oxygen Plant Group, A Shares (CNH)  2,726,015 13,289
Hongfa Technology, A Shares (CNH)  4,817,153 48,565

T. ROWE PRICE New Asia Fund

Shares $ Value
(Cost and value in $000s)
Jiangsu Hengrui Medicine, A Shares (CNH)  5,121,915 33,105
NARI Technology, A Shares (CNH)  10,589,074 59,306
NARI Technology, A Shares (4) 1,830,582 10,241
Sangfor Technologies, A Shares (CNH)  822,742 20,200
Shenzhen Inovance Technology, A Shares (CNH)  2,917,371 27,964
Shenzhen Mindray Bio-Medical Electronics, A Shares (CNH)  1,377,451 70,370
Yifeng Pharmacy Chain, A Shares (CNH)  2,033,792 15,953
ZWSOFT Guangzhou, A Shares (4) 280,717 13,518
387,733
Total China (Cost
$1,445,659
)
1,587,574
HONG KONG 4.1%
Common Stocks 4.1%
AIA Group  9,408,000 98,218
Budweiser Brewing APAC  4,571,200 12,075
Dairy Farm International Holdings (USD)  4,832,800 12,929
HKT Trust & HKT  22,118,000 30,182
Total Hong Kong (Cost
$90,306
)
153,404
INDIA 14.5%
Common Stocks 14.5%
Container Corp. of India  5,240,324 45,635
Godrej Consumer Products (2) 1,418,670 16,987
HDFC Bank  5,785,972 116,272
Housing Development Finance  1,220,515 41,595
Infosys, ADR (USD)  5,337,691 125,809
Kotak Mahindra Bank  2,242,393 56,213
Maruti Suzuki India  480,454 55,583
Power Grid Corp. of India  12,514,826 36,297
Voltas  2,360,018 37,554
Zomato (2) 9,112,429 11,112
Total India (Cost
$333,024
)
543,057
INDONESIA 1.6%
Common Stocks 1.6%
Bank Central Asia  76,743,600 40,820
Unilever Indonesia  65,516,300 18,426
Total Indonesia (Cost
$38,224
)
59,246

T. ROWE PRICE New Asia Fund

Shares $ Value
(Cost and value in $000s)
NETHERLANDS 2.2%
Common Stocks 2.2%
ASML Holding (USD)  123,742 83,798
Total Netherlands (Cost
$47,701
)
83,798
PHILIPPINES 1.7%
Common Stocks 1.7%
Bank of the Philippine Islands  8,648,520 16,640
Converge Information and Communications Technology
Solutions (2) 39,530,490 23,838
Universal Robina  9,392,420 23,446
Total Philippines (Cost
$55,081
)
63,924
SINGAPORE 3.8%
Common Stocks 3.8%
ComfortDelGro  33,254,100 33,578
DBS Group Holdings  4,209,900 110,581
Total Singapore (Cost
$100,804
)
144,159
SOUTH KOREA 6.1%
Common Stocks 6.1%
Amorepacific (2) 101,558 13,245
Coupang (USD) (2)(5) 525,880 10,949
Hyundai Mobis  157,445 30,907
KakaoBank (2) 32,008 1,112
NAVER  150,633 39,788
Samsung Electronics  2,164,835 134,651
Total South Korea (Cost
$108,614
)
230,652
SWITZERLAND 2.2%
Common Stocks 2.2%
Cie Financiere Richemont, Class A  571,521 83,061
Total Switzerland (Cost
$44,633
)
83,061

T. ROWE PRICE New Asia Fund

Shares $ Value
(Cost and value in $000s)
TAIWAN 17.0%
Common Stocks 17.0%
Chailease Holding  8,065,596 73,980
Hon Hai Precision Industry  8,366,000 31,280
MediaTek  692,000 27,486
President Chain Store  3,071,000 29,332
Taiwan Semiconductor Manufacturing  19,295,574 446,152
Vanguard International Semiconductor  5,977,000 28,832
Total Taiwan (Cost
$212,579
)
637,062
THAILAND 1.5%
Common Stocks 1.5%
CP ALL  30,019,400 56,832
Total Thailand (Cost
$50,017
)
56,832
VIETNAM 1.2%
Common Stocks 1.2%
Bank for Foreign Trade of Vietnam  11,769,578 46,316
Total Vietnam (Cost
$41,920
)
46,316
SHORT-TERM INVESTMENTS 1.5%
Money Market Funds 1.5%
T. Rowe Price Government Reserve Fund, 0.09% (6)(7) 56,152,908 56,153
Total Short-Term Investments (Cost $56,153) 56,153

T. ROWE PRICE New Asia Fund

Shares $ Value
(Cost and value in $000s)
SECURITIES LENDING COLLATERAL 0.2%
INVESTMENTS IN A POOLED ACCOUNT THROUGH SECURITIES LENDING
PROGRAM WITH JPMORGAN CHASE BANK 0.2%
Money Market Funds 0.2%
T. Rowe Price Government Reserve Fund, 0.09% (6)(7) 7,383,344 7,383
Total Investments in a Pooled Account through Securities Lending Program with JPMorgan Chase Bank 7,383
Total Securities Lending Collateral (Cost $7,383) 7,383
Total Investments in Securities 100.1%
(Cost $2,642,411) $ 3,762,530
Other Assets Less Liabilities (0.1)% (4,292)
Net Assets 100.0% $ 3,758,238
‡ Country classifications are generally based on MSCI categories or another unaffiliated third party data provider; Shares are denominated in the currency of the country presented unless otherwise noted.
(1) Level 3 in fair value hierarchy.
(2) Non-income producing
(3) Security cannot be offered for public resale without first being registered under the Securities Act of 1933 and related rules ("restricted security"). Acquisition date represents the day on which an enforceable right to acquire such security is obtained and is presented along with related cost in the security description.
The fund has registration rights for certain restricted securities. Any costs related to such registration are borne by the issuer. The aggregate value of restricted securities (excluding 144A holdings) at period end amounts to $9,909 and represents 0.3% of net assets.
(4) China A shares held through the QFII are subject to certain restrictions.
(5) All or a portion of this security is on loan at January 31, 2022.
(6) Seven-day yield
(7) Affiliated Companies
ADR American Depositary Receipts
CNH Offshore China Renminbi
HKD Hong Kong Dollar
TWD Taiwan Dollar
USD U.S. Dollar

T. ROWE PRICE New Asia Fund

The accompanying notes are an integral part of this Portfolio of Investments.
AFFILIATED COMPANIES
($000s)
The fund may invest in certain securities that are considered affiliated companies. As defined by the
1940 Act, an affiliated company is one in which the fund owns 5% or more of the outstanding voting securities, or a company that is under common ownership or control. The following securities were considered affiliated companies for all or some portion of the three months ended January 31, 2022.
Net realized gain (loss), investment income, change in net unrealized gain/loss, and purchase and sales cost reflect all activity for the period then ended.
Affiliate
Net Realized
Gain (Loss)
Change in Net
Unrealized
Gain/Loss
Investment
Income
T. Rowe Price Government Reserve Fund, 0.09% $ — $ — $ 6++
T. Rowe Price Short-Term Fund — — —++
Totals $ —# $ — $ 6+
Supplementary Investment Schedule
Affiliate
Value
10/31/21
Purchase
Cost
Sales
Cost
Value
01/31/22
T. Rowe Price Government
Reserve Fund, 0.09% $ 40,741  ¤  ¤ $ 63,536
T. Rowe Price Short-Term Fund 16,068  ¤  ¤ —
Total $ 63,536^
# Capital gain distributions from mutual funds represented $0 of the net realized gain (loss).
++ Excludes earnings on securities lending collateral, which are subject to rebates and fees.
+ Investment income comprised $6 of dividend income and $0 of interest income.
¤ Purchase and sale information not shown for cash management funds.
^ The cost basis of investments in affiliated companies was $63,536.

T. ROWE PRICE New Asia Fund
Unaudited
Notes to Portfolio of Investments

T. Rowe Price New Asia Fund (the fund) is registered under the Investment Company
Act of 1940 (the 1940 Act) as an open-end management investment company and follows accounting and reporting guidance of the Financial Accounting Standards
Board Accounting Standards Codification Topic 946. The accompanying Portfolio of
Investments was prepared in accordance with accounting principles generally accepted in the United States of America (GAAP). For additional information on the fund’s significant accounting policies and investment related disclosures, please refer to the fund’s most recent semiannual or annual shareholder report and its prospectus.
VALUATION
Fair Value   The fund’s financial instruments are valued at the close of the New
York Stock Exchange (NYSE), normally 4 p.m. ET, each day the NYSE is open for business, and are reported at fair value, which GAAP defines as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. The T. Rowe Price Valuation
Committee (the Valuation Committee) is an internal committee that has been delegated certain responsibilities by the fund’s Board of Directors (the Board) to ensure that financial instruments are appropriately priced at fair value in accordance with
GAAP and the 1940 Act. Subject to oversight by the Board, the Valuation Committee develops and oversees pricing-related policies and procedures and approves all fair value determinations. Specifically, the Valuation Committee establishes policies and procedures used in valuing financial instruments, including those which cannot be valued in accordance with normal procedures or using pricing vendors; determines pricing techniques, sources, and persons eligible to effect fair value pricing actions;
evaluates the services and performance of the pricing vendors; oversees the pricing process to ensure policies and procedures are being followed; and provides guidance on internal controls and valuation-related matters. The Valuation Committee provides periodic reporting to the Board on valuation matters.
Various valuation techniques and inputs are used to determine the fair value of financial instruments. GAAP establishes the following fair value hierarchy that categorizes the inputs used to measure fair value:
Level 1 – quoted prices (unadjusted) in active markets for identical financial instruments that the fund can access at the reporting date

T. ROWE PRICE New Asia Fund

Level 2 – inputs other than Level 1 quoted prices that are observable, either directly or indirectly (including, but not limited to, quoted prices for similar financial instruments in active markets, quoted prices for identical or similar financial instruments in inactive markets, interest rates and yield curves, implied volatilities, and credit spreads)
Level 3 – unobservable inputs (including the fund’s own assumptions in determining fair value)
Observable inputs are developed using market data, such as publicly available information about actual events or transactions, and reflect the assumptions that market participants would use to price the financial instrument. Unobservable inputs are those for which market data are not available and are developed using the best information available about the assumptions that market participants would use to price the financial instrument. GAAP requires valuation techniques to maximize the use of relevant observable inputs and minimize the use of unobservable inputs. When multiple inputs are used to derive fair value, the financial instrument is assigned to the level within the fair value hierarchy based on the lowest-level input that is significant to the fair value of the financial instrument. Input levels are not necessarily an indication of the risk or liquidity associated with financial instruments at that level but rather the degree of judgment used in determining those values.
Valuation Techniques  Equity securities, including exchange-traded funds, listed or regularly traded on a securities exchange or in the over-the-counter (OTC) market are valued at the last quoted sale price or, for certain markets, the official closing price at the time the valuations are made. OTC Bulletin Board securities are valued at the mean of the closing bid and asked prices. A security that is listed or traded on more than one exchange is valued at the quotation on the exchange determined to be the primary market for such security. Listed securities not traded on a particular day are valued at the mean of the closing bid and asked prices for domestic securities and the last quoted sale or closing price for international securities.
The last quoted prices of non-U.S. equity securities may be adjusted to reflect the fair value of such securities at the close of the NYSE, if the fund determines that developments between the close of a foreign market and the close of the NYSE will affect the value of some or all of its portfolio securities. Each business day, the fund uses information from outside pricing services to evaluate and, if appropriate, decide whether it is necessary to adjust quoted prices to reflect fair value by reviewing a variety of factors, including developments in foreign markets, the performance of U.S. securities markets, and the performance of instruments trading in U.S. markets that represent foreign securities and baskets of foreign securities. The fund uses outside pricing services

T. ROWE PRICE New Asia Fund

to provide it with quoted prices and information to evaluate or adjust those prices. The fund cannot predict how often it will use quoted prices and how often it will determine it necessary to adjust those prices to reflect fair value.
Investments denominated in foreign currencies are translated into U.S. dollar values each day at the prevailing exchange rate, using the mean of the bid and asked prices of such currencies against U.S. dollars as provided by an outside pricing service.
Investments in mutual funds are valued at the mutual fund’s closing NAV per share on the day of valuation.
Investments for which market quotations or market-based valuations are not readily available or deemed unreliable are valued at fair value as determined in good faith by the Valuation Committee, in accordance with fair valuation policies and procedures.
The objective of any fair value pricing determination is to arrive at a price that could reasonably be expected from a current sale. Financial instruments fair valued by the
Valuation Committee are primarily private placements, restricted securities, warrants, rights, and other securities that are not publicly traded. Factors used in determining fair value vary by type of investment and may include market or investment specific considerations. The Valuation Committee typically will afford greatest weight to actual prices in arm’s length transactions, to the extent they represent orderly transactions between market participants, transaction information can be reliably obtained, and prices are deemed representative of fair value. However, the Valuation Committee may also consider other valuation methods such as market-based valuation multiples;
a discount or premium from market value of a similar, freely traded security of the same issuer; discounted cash flows; yield to maturity; or some combination. Fair value determinations are reviewed on a regular basis and updated as information becomes available, including actual purchase and sale transactions of the investment. Because any fair value determination involves a significant amount of judgment, there is a degree of subjectivity inherent in such pricing decisions, and fair value prices determined by the
Valuation Committee could differ from those of other market participants.

T. ROWE PRICE New Asia Fund

Valuation Inputs   The following table summarizes the fund’s financial instruments, based on the inputs used to determine their fair values on January 31, 2022 (for further detail by category, please refer to the accompanying Portfolio of Investments):
SUBSEQUENT EVENT
In February 2022, Russian forces entered Ukraine and commenced an armed conflict.
Economic sanctions have since been imposed on Russia and certain of its citizens, including the exclusion of Russia from the SWIFT global payments network. As a result,
Russia’s central bank closed the country’s stock market on February 28, 2022, and
Russian-related stocks and debt and the Russian ruble have since suffered significant declines in value. In addition, this armed conflict and the related sanctions may cause significant disruptions to global business activity and volatility in global financial markets. The duration of the conflict and related economic sanctions and their effects on the financial markets cannot be determined with certainty. The fund’s performance could be negatively impacted if the value of a portfolio holding were harmed by such events. Management is actively monitoring these events.
F39-054Q1 01/22
($000s)
Level 1 Level 2 Level 3 Total Value
Assets
Common Stocks $ 440,680 $ 3,248,405 $ 9,909 $ 3,698,994
Short-Term Investments 56,153 — — 56,153
Securities Lending Collateral 7,383 — — 7,383
Total $ 504,216 $ 3,248,405 $ 9,909 $ 3,762,530